Tax - Reconciliation Between Total Tax Rate and Tax Rate Before Exceptional Items and System Fund (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation between tax rate and tax rate before exceptional items and System Fund [abstract]
Group income statement	$ 361	$ (280)	$ 542
Exceptional items (note 6)	29	263	148
System Fund	11	102	49
Profit/(loss) before exceptional items and System Fund	401	85	739
Group income statement	96	(20)	156
Exceptional items (note 6)	29	52	20
System Fund revenue	0
Income tax expense before exceptional items and System Fund	$ 125	$ 32	$ 176
Group income statement	26.60%	7.10%	28.80%
Average effective tax rate before exceptional items and System Fund	31.20%	37.60%	23.80%